ACCOUNTS PAYABLE AND OTHER (Details) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Trade payables	CAD 1,506	CAD 1,624
Fair value of derivative contracts (Note 23)	926	749
Dividends payable	385	359
Regulatory liabilities (Note 9)	44	30
Liabilities related to assets held for sale (Note 6)	39	0
Other	121	130
Accounts payable and other	CAD 3,021	CAD 2,892